Financial and capital risk management (Details 10) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Net Investments Hedge [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognised in other comprehensive income	$ 115	$ (202)	$ 286	$ (258)